Asset Retirement Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Asset Retirement Obligations
12.	Asset Retirement Obligations

To the extent a legal obligation exists, an asset retirement obligation (“ARO”) is recorded at its estimated fair value, and accretion expense is recognized over time as the discounted liability is accreted to its expected settlement value. Fair value is measured using expected future cash outflows discounted at Tronox’s credit-adjusted risk-free interest rate. The Company classifies accretion expense related to asset retirement obligations as a production cost, which is included in “Cost of goods sold” on the unaudited Condensed Consolidated Statements of Operations.

The Company’s AROs are as follows:

•	the KZN mine and the Namakwa Sands mine, both in South Africa, to restore the areas that have been disturbed as required under the mining leases;

•	decommissioning on wet and dry separation plants and smelting operations in South Africa;

•	mine closure and rehabilitation costs in Western Australia to restore the area that has been disturbed, as required under the mining lease;

•	plant closure and exit costs associated with certain industrial sites in Western Australia, whereby the Company is required to return the sites to their original states under licensing conditions;

•	plant closure and exit costs associated with the Botlek, the Netherlands facility, whereby the Company is required to return the site back to its original state at the end of its long-term lease; and

•

landfill closure costs at the Hamilton, Mississippi facility to address one-time closure costs (cap with liner and cover with soil) and annual monitoring costs of the closed landfill under applicable state environmental laws in Mississippi.

The changes in AROs during the three months ended March 31, 2013 were as follows:

Three Months Ended March 31, 2013
Beginning balance, December 31, 2012	$113
Additions	1
Accretion expense	2
Changes in estimates, including cost and timing of cash flows	(4)
Settlements/payments	(1)

Ending balance, March 31, 2013	$111

Current portion included in accrued liabilities	$6

Noncurrent portion	$105

AROs, by geographic region, were as follows:

At March 31, 2013
Australia	$67
South Africa	32
The Netherlands	11
United States	1

Total	$111

Environmental Rehabilitation Trust

The Company has established an environmental rehabilitation trust in respect of the prospecting and mining operations in South Africa in accordance with applicable regulations. The trustees of the fund are appointed by the Company, and consist of sufficiently qualified Tronox Limited employees capable of fulfilling their fiduciary duties. The environmental rehabilitation trust receives, holds, and invests funds for the rehabilitation or management of negative environmental impacts associated with mining and exploration activities. The contributions are aimed at providing sufficient funds at date of estimated closure of mining activities to address the rehabilitation and environmental impacts. Funds accumulated for a specific mine or exploration project can only be utilized for the rehabilitation and environmental impacts of that specific mine or project. Currently, the funds are invested in highly liquid, short-term instruments; however, the investment growth strategy has not been finalized. If a mine or exploration project withdraws from the fund for whatever valid reason, the funds accumulated for such mine or exploration project are transferred to a similar fund approved by management. At March 31, 2013 and December 31, 2012, the environmental rehabilitation trust assets were $19 million and $20 million, respectively, which were recorded in “Other long-term assets” on the unaudited Condensed Consolidated Balance Sheets.

13. Asset Retirement Obligations

To the extent a legal obligation exists, an ARO is recorded at its estimated fair value and accretion expense is recognized over time as the discounted liability is accreted to its expected settlement value. Fair value is measured using expected future cash outflows discounted at Tronox’s credit-adjusted risk-free interest rate. The Company’s consolidated financial statements classify accretion expense related to asset retirement obligations as a production cost, which is included in “Cost of goods sold” on the Consolidated Statements of Operations.

The Company’s AROs are as follows:

•	the KZN mine and the Namakwa Sands mine, both in South Africa, to restore the areas that have been disturbed as required under the mining leases;

•	decommissioning on wet and dry separation plants and smelting operations in South Africa;

•	mine closure and rehabilitation costs in Western Australia to restore the area that has been disturbed, as required under the mining lease;

•	plant closure and exit costs associated with certain industrial sites in Western Australia, whereby the Company is required to return the sites to their original states under licensing conditions;

•	plant closure and exit costs associated with the Botlek, the Netherlands facility, whereby the Company is required to return the site back to its original state at the end of its long-term lease; and

•

landfill closure costs at the Hamilton, Mississippi facility to address one-time closure costs (cap with liner and cover with soil) and annual monitoring costs of the closed landfill under applicable state environmental laws in Mississippi.

A summary of the changes in the AROs during the year ended December 31, 2012 is as follows:

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011
Beginning balance	$30	$29	$19
Additions	7	—	—
Accretion expense	5	2	—
Changes in estimates, including cost and timing of cash flows	9	1	—
Settlements/payments	(1)	(2)	—
AROs acquired in the acquisition of the mineral sands business	58	—	—
Fresh-start adjustments	—	—	10

Ending balance	$108	$30	$29

Current portion included in accrued liabilities	$2	$1	$1

Noncurrent portion	$106	$29	$28

A summary of the AROs is included in the table below:

Australia	$62
South Africa	34
Botlek	11
Hamilton	1

Total AROs	$108

Environmental Rehabilitation Trust

The Company has established an environmental rehabilitation trust in respect of the prospecting and mining operations in South Africa in accordance with applicable regulations. The trustees of the fund are appointed by the Company and consist of sufficiently qualified Tronox Limited employees capable of fulfilling their fiduciary duties. The environmental rehabilitation trust received, holds, and invests funds for the rehabilitation or management of negative environmental impacts associated with mining and exploration activities. The contributions are aimed at providing sufficient funds at date of estimated closure of mining activities to address the rehabilitation and environmental impacts. Funds accumulated for a specific mine or exploration project can only be utilized for the rehabilitation and environmental impacts of that specific mine or project. Currently, the funds are invested in highly liquid, short-term instruments; however, the investment growth strategy has not been finalized. If a mine or exploration project withdraws from the fund for whatever valid reason, the funds accumulated for such mine or exploration project are transferred to a similar fund approved by management. At December 31, 2012, the environmental rehabilitation trust assets were $20 million, which were recorded in “Other long-term assets” on the Consolidated Balance Sheets.